LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Warrants Not Settleable In Cash, Fair Value Disclosure						$ 479,910
Weighted Average Remaining Life	7 years 7 months 17 days			2 years 6 months				6 months	6 months	6 months	6 months	2 years 6 months		9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	7 years 6 months
Reduction In Stock Price							$ 0.22			$ 0.22			$ 0.50			$ 0.50
Additional Paid in Capital						486,564
Retained Earnings (Accumulated Deficit)						6,654
Total Current Liabilities	$ 3,414,301	$ 2,353,268				$ 479,910
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				63.00%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsExercisePrice				$ 0.46			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.65
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice				$ 0.35			$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05		$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.37%